Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Accounting Income before tax on continuing operations	$ 39,201,644	$ 45,823,464	$ 18,335,432
Applicable income tax rate	30.00%	30.00%	30.00%	35.00%
Income tax on income carrying amount	$ 11,760,493	$ 13,747,039	$ 5,500,630
Net permanent differences and other tax effects	(8,117,904)	(9,069,732)	297,930
Monetary effects	9,404,361	12,940,844	14,036,591
Total income tax	$ 13,046,950	$ 17,618,151	$ 19,835,151